Unaudited Condensed Consolidated Statement of Changes in Equity - 6 months ended Sep. 30, 2017 ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income\(loss) USD ($)	Accumulated other comprehensive income\(loss) CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2017 | ¥		¥ 50		¥ 936,417		¥ (2,815)		¥ 24,428		¥ 879,775		¥ 4,694		¥ 1,842,549
Balance, shares at Mar. 31, 2017 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										136,730		1,926	$ 20,840	¥ 138,656
Other comprehensive losses								(50,594)					(7,604)	(50,594)
Share-based compensation | ¥				16,508										16,508
Issuance of shares upon conversion of convertible notes | ¥		¥ 28		1,034,132										1,034,160
Issuance of shares upon conversion of convertible notes (in shares) | shares	40,521,494	40,521,494
Balance at Sep. 30, 2017	$ 12	¥ 78	$ 298,657	¥ 1,987,057	$ (423)	¥ (2,815)	$ (3,933)	¥ (26,166)	$ 152,783	¥ 1,016,505	$ 995	¥ 6,620	$ 448,091	¥ 2,981,279
Balance, shares at Sep. 30, 2017 | shares	113,661,641	113,661,641			(136,899)	(136,899)							113,524,742	113,524,742